Sales - Other operating income proceeds from the disposal of fixed assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Proceeds from the disposal of fixed assets	€ 180	€ 88	€ 126
o/w transfer price	224	124	152
o/w net book value of assets sold	€ (44)	€ (36)	€ (26)